Restricted Bank Deposits	12 Months Ended
Dec. 31, 2021
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Restricted Bank Deposits
23	RESTRICTED BANK DEPOSITS

	As of December 31, 2021			As of December 31, 2020
	Non-current assets	Current assets	Total	Non-current assets	Current assets	Total
	Million	Million	Million	Million	Million	Million
Restricted bank deposits
- Statutory deposit reserves (Note)	6,720	—	6,720	8,728	—	8,728
- Deposited customer reserves (Note)	—	1,457	1,457	—	2,332	2,332
- Performance bonds and others	326	706	1,032	108	498	606

	7,046	2,163	9,209	8,836	2,830	11,666

Note:
The statutory deposit reserves and the deposited customer reserves are deposited by the subsidiaries of the Company, China Mobile Finance and China Mobile
E-Commerce,
respectively, in accordance with relevant requirements of the People’s Bank of China (“PBOC”), which are not available for use in the Group’s daily operations.